Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2012
Minimum Total Risk-Based, Tier I Risk-Based, and Tier I Leverage Ratios

To continue to be categorized as well capitalized under the regulatory framework for prompt corrective action, the Company would have to maintain minimum total risk-based, Tier I risk-based, and Tier I leverage ratios as disclosed below, in comparison with actual capital amounts and ratios:

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio

As of December 31, 2012
Total Capital (to Risk-Weighted Assets)
Citizens Holding Company	$87,379,179	18.22%	$38,372,601	8%	$	N/A	—
Citizens Bank	85,392,046	17.81%	38,346,180	8		47,932,725	10%
Tier I Capital (to Risk-Weighted Assets)
Citizens Holding Company	$81,371,626	16.96%	$19,271,353	4		N/A	—
Citizens Bank	79,388,571	16.56%	19,173,090	4		28,759,635	6
Tier I Capital (to Average Assets)
Citizens Holding Company	$81,372,626	9.58%	$33,958,656	4		N/A	—
Citizens Bank	79,388,571	9.36%	33,944,452	4		42,430,564	5

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio
As of December 31, 2011
Total Capital (to Risk-Weighted Assets)
Citizens Holding Company	$84,440,131	17.53%	$38,542,705	8%	$	N/A	—
Citizens Bank	82,742,612	17.16%	38,570,544	8		48,213,180	10%
Tier I Capital (to Risk-Weighted Assets)
Citizens Holding Company	$78,409,696	16.27%	$19,271,353	4		N/A	—
Citizens Bank	76,707,881	15.91%	19,285,272	4		28,927,908	6
Tier I Capital (to Average Assets)
Citizens Holding Company	$78,409,696	9.47%	$33,131,789	4		N/A	—
Citizens Bank	76,707,881	9.31%	32,947,256	4		41,184,070	5